Leases - Summary of Detailed Information About Maturity Analysis Of Lease Payments (Detail) - IFRS 16 [Member] - USD ($) $ in Millions	Dec. 31, 2021	Dec. 31, 2020
Statement [line items]
Undiscounted future cash flows - renewal options	$ 599	$ 611
Within one year [member]
Statement [line items]
Undiscounted future cash flows - renewal options	4	2
Between one and two years [member]
Statement [line items]
Undiscounted future cash flows - renewal options	5	5
Between two and three years [member]
Statement [line items]
Undiscounted future cash flows - renewal options	6	9
Between three and four years [member]
Statement [line items]
Undiscounted future cash flows - renewal options	8	9
Between four and five years [member]
Statement [line items]
Undiscounted future cash flows - renewal options	8	10
After five years [member]
Statement [line items]
Undiscounted future cash flows - renewal options	$ 568	$ 576